Loans and Allowance for Loan Losses, Broken Down by Portfolio Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans
Individually evaluated	$ 6,128	$ 10,127
Collectively evaluated	860,926	762,388
Total	867,054	772,515	$ 700,540
Allowance for Loan Losses
Individually evaluated	682	957
Collectively evaluated	6,828	5,790
Total	7,510	6,747	$ 6,095	$ 5,728
Real Estate
Loans
Individually evaluated	5,935	9,782
Collectively evaluated	704,923	610,996
Total	710,858	620,778
Allowance for Loan Losses
Individually evaluated	651	882
Collectively evaluated	5,009	3,613
Total	5,660	4,495
Installment and Other
Loans
Individually evaluated	40	39
Collectively evaluated	21,317	19,591
Total	21,357	19,630
Allowance for Loan Losses
Individually evaluated	21	25
Collectively evaluated	711	1,332
Total	732	1,357
Commercial Financial And Agriculture
Loans
Individually evaluated	153	306
Collectively evaluated	134,686	131,801
Total	134,839	132,107
Allowance for Loan Losses
Individually evaluated	10	50
Collectively evaluated	1,108	845
Total	$ 1,118	$ 895